Trade and other receivables	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables
Trade and other receivables

				$ million
		2017		2016
	Current	Non-current	Current	Non-current
Financial assets
Trade receivables	18,912	4	13,393	—
Amounts receivable from joint ventures and associates	566	2	1,056	—
Other receivables	4,206	671	5,352	815
	23,684	677	19,801	815
Non-financial assets
Gulf of Mexico oil spill trust fund reimbursement asset	252	—	194	—
Other receivables	913	757	680	659
	1,165	757	874	659
	24,849	1,434	20,675	1,474
Non-recourse arrangements to discount receivables, as part of discretionary funding in support of certain supply and trading activities and management of credit risk, included $1.7 billion relating to receivables based on provisional prices (2016 $1.3 billion). The group had continuing involvement in these receivables to the extent of movements in market prices after the date of discounting. The amounts which continued to be recognized on the balance sheet relating to the group’s continuing involvement in these receivables totalled $0.2 billion, unchanged from 2016.
Trade and other receivables are predominantly non-interest bearing. See Note 27 for further information.